Long-Term Investments - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Gain or Loss Net [Member]
Impairment loss on long-term investments	¥ 31,250	¥ 11,250	¥ 18,000